Share-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Arrangement, Activity

The following table summarizes the award activity, in units, for the BMP and Ben Equity Incentive Plans during the years ended March 31, 2025 and 2024:

	BMP		RSU
(units in thousands)	Units	Weighted Average Grant Date Fair Value per Unit	Units	Weighted Average Grant Date Fair Value per Unit
Balance, March 31, 2023	438	$9.94	22	$800.00
Granted during the period	—	—	51	218.40
Vested during the period	(287)	9.75	(40)	400.78
Forfeited during the period	(34)	10.18	(7)	397.28
Balance, March 31, 2024	117	$10.34	26	$375.47
Granted during the period	—	—	1,170	2.33
Vested during the period	(68)	10.11	(1,001)	6.81
Forfeited during the period	(25)	10.67	(3)	331.02
Balance, March 31, 2025	24	$10.67	192	$21.94

Schedule of Share-Based Payment Arrangement, Cost by Plan

The following table presents the components of share-based compensation expense, included in employee compensation and benefits, recognized in the consolidated statements of comprehensive income (loss) for the three and six months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Six Months Ended September 30,
(dollars in thousands)	2025	2024	2025	2024
BMP equity units	$37	$144	$103	$257
Restricted stock units	403	3,179	776	4,011
Other	22	41	44	90
Total share-based compensation	$462	$3,364	$923	$4,358

The following table presents the components of share-based compensation expense, included in employee compensation and benefits, recognized in the consolidated statements of comprehensive income (loss) for the years ended March 31, 2025 and 2024:

	Year Ended March 31,
(dollars in thousands)	2025	2024
BMP equity units	$383	$1,854
Restricted stock units	5,132	18,415
Preferred equity	—	858
Other(1)	134	17,976
Total share-based compensation	$5,649	$39,103

(1)	The year ended March 31, 2024 includes $15.0 million of compensation recognized related to the BCG Recapitalization and $3.0 million recognized for equity based compensation issued to employees for Ben Liquidity transactions.

Schedule of Share-Based Payment Arrangement, Nonvested Award, Cost
(dollars in thousands)	BMP	RSU	Total
Six months ending 2026	$48	$611	$659
2027	—	599	599
2028	—	252	252
2029	—	—	—
2030	—	—	—
Total	$48	$1,462	$1,510

(dollars in thousands)	BMP	RSU	Total
2026	$151	$1,893	$2,044
2027	—	819	819
2028	—	345	345
2029	—	—	—
2030	—	—	—
Total	$151	$3,057	$3,208
Weighted-average period to be recognized	0.76	1.95